As filed with the U.S. Securities and Exchange Commission on October 30, 2015

File No. 333-207096

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 1 ☒

JOHN HANCOCK INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

617-663-2999

(Registrant’s Area Code and Telephone Number)

John J. Danello, Esq.

601 Congress Street

Boston, Massachusetts 02210

(Name and Address of

Agent for Service)

Copies to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION

STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

JOHN HANCOCK INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT AMENDMENT

This Registration Statement Amendment contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A – Proxy Statement/Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Pages

Exhibits

Your action is required.

October 30, 2015

Please vote today.

Dear Fundamental Large Cap Core Fund shareholder:

At John Hancock Investments, we are continually reviewing our lineup of funds to ensure the delivery of value to our shareholders. Part of this assessment is to seek to lower account fees by ensuring that the funds grow large enough to achieve economies of scale. Due to Fundamental Large Cap Core Fund’s lack of scale, we recommended to the Board of Trustees, and they agreed, that the fund should be merged into John Hancock Large Cap Equity Fund.

Advantages of the proposed merger:

•	Expected lower expenses. As fixed costs are spread across the larger asset base of the combined funds, shareholder expenses are expected to decline on a per-share basis.
•	Similar investment strategy. The funds have identical investment objectives and similar, though not identical, principal investment strategies. Each fund pursues long-term capital appreciation by investing in a portfolio primarily consisting of large-capitalization domestic issuers, selected on the basis of attractive fundamentals. The funds currently have substantially similar portfolio compositions, so the proposed merger is expected to allow the shareholders to maintain exposure to essentially the same assets immediately before and after the merger, though in a larger combined fund.
•	Solid historical performance. Although past performance does not guarantee future results, John Hancock Large Cap Equity Fund had slightly stronger performance than your fund over the trailing 3-year period ended September 30, 2015.
•	Continuity of management. The funds have the same investment advisor and subadvisor, and are both managed by the same experienced portfolio management team.

In conjunction with, and contingent on completion of, the proposed merger, John Hancock Large Cap Equity Fund will change its name to “John Hancock Fundamental Large Cap Core Fund.”

How to vote

This reorganization cannot proceed without the approval of shareholders, so a special shareholder meeting has been scheduled to take place on or about January 19, 2016, at the offices of John Hancock Advisers at 601 Congress Street in Boston, Massachusetts. While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:

Online: by visiting the website on your proxy card(s) and entering your control number

Phone: by calling the number listed on your proxy card(s)

Mail: by returning the enclosed proxy card(s)

I encourage you to read the enclosed proxy statement and prospectus for more information, and I thank you for acting on this matter today.

Sincerely,

Andrew G. Arnott

President and Chief Executive Officer

John Hancock Investments

FUNDAMENTAL LARGE CAP CORE FUND

(a series of John Hancock Funds II)
(the “fund”)

601 Congress Street

Boston, MA 02210

Notice of Special Meeting of Shareholders

Scheduled for January 19, 2016

This is the formal agenda for the fund’s shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A shareholder meeting of the fund will be held at 601 Congress Street, Boston, Massachusetts, on January 19, 2016, at 2:00 P.M. to consider the following:

1.	A proposal to approve an Agreement and Plan of Reorganization between Fundamental Large Cap Core Fund (“Fundamental Large Cap Core Fund”) and John Hancock Large Cap Equity Fund (“Large Cap Equity Fund”). Under this agreement, Fundamental Large Cap Core Fund would transfer all of its assets to Large Cap Equity Fund in exchange for corresponding shares of Large Cap Equity Fund. These shares would be distributed, as described in the accompanying combined proxy statement and prospectus, proportionately to you and the other shareholders of Fundamental Large Cap Core Fund. Large Cap Equity Fund would also assume substantially all of Fundamental Large Cap Core Fund’s liabilities. Your Fund’s Board of Trustees recommends that you vote FOR this proposal.

2.	Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on October 26, 2015, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card(s). If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.

By order of the Board of Trustees,

/s/ Thomas Dee

Thomas Dee
Assistant Secretary

Boston, Massachusetts, October 30, 2015

PROXY STATEMENT of

Fundamental Large Cap Core Fund, a series of John Hancock Funds II,
( “Fundamental Large Cap Core Fund,” the “Acquired Fund” or “your fund”)

PROSPECTUS for

John Hancock Large Cap Equity Fund,

a series of John Hancock Investment Trust

(“Large Cap Equity Fund” or the “Acquiring Fund”)

The address of the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

* * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of their fund. Please read it carefully and retain it for future reference.

	Acquired Fund	Acquiring Fund
Proposal	Fundamental Large Cap Core Fund	Large Cap Equity Fund

How the reorganization will work

▪	Your fund will transfer all of its assets to Large Cap Equity Fund. Large Cap Equity Fund will assume substantially all of your fund’s liabilities (other than any liabilities of your fund arising under the Agreement and Plan of Reorganization between your fund and Large Cap Equity Fund).
▪	Large Cap Equity Fund will issue Class A shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class A shares. These shares will be distributed to your fund’s Class A shareholders in proportion to their holdings on the reorganization date.
▪	Large Cap Equity Fund will issue Class I shares to your fund in an amount equal to the value of your fund’s net assets attributable to its Class I shares. These shares will be distributed to your fund’s Class I shareholders in proportion to their holdings on the reorganization date.
▪	No sales charges will be imposed on shares of Large Cap Equity Fund received by shareholders of your Fund.
▪	Your fund will be terminated and shareholders of your fund will become shareholders of Large Cap Equity Fund.
▪	For U.S. federal income tax purposes, the reorganization is not intended to result in the recognition of income, gain, or loss by your fund, Large Cap Equity Fund, or the shareholders of your fund.

In conjunction with, and contingent on completion of, the proposed merger, Large Cap Equity Fund will change its name to “John Hancock Fundamental Large Cap Core Fund.”

Rationale for the reorganization

The reorganization is intended to consolidate the Acquired Fund with a similar fund also advised by John Hancock Advisers, LLC (“JHA” or the “Advisor”) and subadvised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”). Your fund’s stated investment objective is identical to that of Large Cap Equity Fund; both funds seek long-term capital appreciation. Though their principal investment strategies are not identical, the funds each invest in a portfolio primarily consisting of large-capitalization domestic issuers, selected on the basis of attractive fundamentals. The two funds are currently managed by the same portfolio management team. The combined fund would permit you to pursue an identical investment objective in a larger fund utilizing similar principal investment strategies.

Each fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative. The combination of these funds resulting from the reorganization may enable the combined fund to benefit from the ability to spread fixed expenses over a larger asset base in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately. It is anticipated that the total annual operating expenses of the Acquiring Fund after the reorganization, on a per-share basis, will be lower than your fund’s current annual operating expenses for both share classes, both before and after giving effect to contractual expense limitations. The reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

Although past performance does not guarantee future results, the Acquiring Fund had slightly stronger performance than the Acquired Fund over the trailing 3-year period ended September 30, 2015.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the U.S. Federal Reserve Board, or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Where to get more information

▪	The Large Cap Equity Fund Class A, Class B and Class C shares summary prospectus and the Large Cap Equity Fund Class I shares summary prospectus, each dated March 1, 2015, as supplemented to date	The summary prospectus for each share class to be issued in exchange for your shares of Fundamental Large Cap Core Fund is in the same envelope as this proxy statement and prospectus. Each such document is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus.

▪	The Large Cap Equity Fund Class A, Class B and Class C shares prospectus and the Large Cap Equity Fund Class I shares prospectus, each dated March 1, 2015, as supplemented to date	These documents and additional information about the Acquired Fund and the Acquiring Fund are on file with the SEC and are available at no charge by writing to us or by calling our toll-free telephone number:
▪	The statement of additional information (“SAI”) dated October 30, 2015, which relates to this proxy statement and prospectus and the reorganization, and contains additional information about the Acquired Fund and the Acquiring Fund (File no. 333-207096)	800-225-5291. Information in these documents is incorporated by reference into (and therefore legally part of) this proxy statement and prospectus. The SEC file numbers for John Hancock Investment Trust, of which Large Cap Equity Fund is a series, are 002-10156 and 811-00560, and the SEC file numbers for John Hancock Funds II, of which Fundamental Large Cap Core Fund is a series, are 333-126293 and 811-21779.
▪	The Large Cap Equity Fund annual shareholder report dated October 31, 2014
▪	The Large Cap Equity Fund semiannual shareholder report dated April 30, 2015
▪	The Large Cap Equity Fund SAI dated March 1, 2015, as supplemented to date
▪	The Fundamental Large Cap Core Fund Class A shares prospectus and Fundamental Large Cap Core Fund Class I shares prospectus, each dated December 1, 2014, as supplemented to date
▪	The Fundamental Large Cap Core Fund annual shareholder report dated July 31, 2015
▪	The Fundamental Large Cap Core Fund SAI dated December 1, 2014, as supplemented to date

 To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 800-225-5291.

The date of this proxy statement and prospectus is October 30, 2015.

INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of John Hancock Funds II (the “Board”) to solicit proxies to be voted at a special meeting of your fund’s shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on Tuesday, January 19, 2016 at 2:00 P.M. The purpose of the meeting is to consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of your fund into Large Cap Equity Fund (the “Reorganization”). This proxy statement and prospectus is being mailed to your fund’s shareholders on or about November 6, 2015.

The proxy statement and prospectus includes information that is specific to the proposal, including summary comparisons. You should read the entire proxy statement and prospectus carefully, including Exhibit A (which contains a form of the Agreement), the enclosed summary prospectus, and the annual and semiannual reports (available upon request) of Large Cap Equity Fund, because they contain details that are not in the summary comparisons.

Who is eligible to vote?

Shareholders of record of the Acquired Fund on October 26, 2015, are entitled to attend and vote at the meeting or any adjourned meeting. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL — REORGANIZATION OF FUNDAMENTAL LARGE CAP CORE FUND

Approval of Agreement and Plan of Reorganization between Fundamental Large Cap Core Fund and Large Cap Equity Fund

Under this Agreement, Fundamental Large Cap Core Fund would transfer all of its assets to Large Cap Equity Fund in exchange for corresponding shares of Large Cap Equity Fund, as described in the Agreement. These shares would be distributed proportionately to the shareholders of Fundamental Large Cap Core Fund. Large Cap Equity Fund would also assume substantially all of the liabilities of Fundamental Large Cap Core Fund. The Board unanimously recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Comparison of Funds’ Investment Objectives, Strategies, and Policies

Fundamental Large Cap Core Fund	Large Cap Equity Fund
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund (as of July 31, 2015):

$59.3 million	$3,622 million

Investment Advisor:

JHA

Investment Subadvisor:

JHAM

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Fundamental Large Cap Core Fund	Large Cap Equity Fund
(Acquired Fund)	(Acquiring Fund)

Portfolio Managers

The same individuals act as portfolio managers to both funds and are expected to continue to act as portfolio managers to the Acquiring Fund following the Reorganization.

Walter T. McCormick, CFA*
• Senior Managing Director and Senior Portfolio Manager
• Managed Acquiring Fund since 2011; managed Acquired Fund since inception

Emory W. Sanders, Jr., CFA
• Senior Managing Director and Senior Portfolio Manager
• Managed Acquiring Fund since 2011; managed Acquired Fund since inception

Jonathan White, CFA
• Managing Director and Portfolio Manager
• Managed each fund since 2015

*Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of either the Acquired or Acquiring Funds.

Investment Objectives:

To seek long-term capital appreciation.	To seek long-term capital appreciation.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies.	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies.

The Fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that compose the S&P 500 Index. As of September 30, 2014, the lowest market capitalization in this group was approximately $3.8 billion. Equity securities include common, convertible, and preferred securities and their equivalents.	The Fund considers large-capitalization companies to be those companies in the capitalization range of the S&P 500 Index, which was $2.8 billion to $647 billion as of December 31, 2014. Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated, with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.	In managing the fund, the subadvisor looks for companies that are undervalued and/or that offer the potential for above-average earnings growth. The subadvisor employs a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations, or mergers.

The subadvisor employs a disciplined fundamental research process, which produces bottom-up company assessments using key assumptions that drive sales,	The fund manages risk by typically holding between 50 and 150 large companies in a broad range of industries. The fund may focus on particular sectors of the

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Fundamental Large Cap Core Fund	Large Cap Equity Fund
(Acquired Fund)	(Acquiring Fund)

margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when such companies' shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long-term fundamental analysis.	economy. The subadvisor also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions, and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in below investment grade bonds (i.e., junk bonds) rated as low as CC by S&P or Ca by Moody's and their unrated equivalents. In selecting bonds, the subadvisor looks for the most favorable risk/return ratios.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments.	The fund may invest up to 35% of its assets in foreign securities.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps (including interest-rate swaps). The fund may also invest in U.S. government securities and other short-term securities, such as money market instruments and repurchase agreements.	The fund may, to a limited extent, engage in derivatives transactions that include futures contracts, options, and foreign currency forward contracts, in each case for the purpose of reducing risk and/or obtaining efficient market exposure.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.	The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Temporary Defensive Investing

The fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities, for the purpose of protecting the fund in the event the subadvisor determines that market, economic, political, or other conditions warrant a defensive posture.	The fund may temporarily invest extensively in investment-grade short-term securities for the purpose of protecting the fund in the event the subadvisor determines that market, economic, political, or other conditions warrant a defensive posture.

To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.	To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.

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In deciding whether to approve the Reorganization, you should consider the similarities and differences between Fundamental Large Cap Core Fund and Large Cap Equity Fund.

As the above table indicates, the investment objectives of the two funds are identical, and the funds’ principal investment strategies are largely similar. Both funds have the investment objective to seek long-term capital appreciation. Each fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies. The funds also both employ stock selection criteria that are oriented around company fundamentals. Though there are differences in the funds’ stated investment policies, the Funds are currently managed by the same individuals and have substantially similar portfolio composition. The Reorganization is not expected to result directly in any change to the investment objective or policies of the Acquiring Fund, or any substantial change in portfolio composition. The primary differences in the funds’ stated principal investment strategies are summarized below:

Fundamental Large Cap Core Fund considers large-capitalization companies to be those with market capitalization equal to or greater than that of the top 80% of the companies that compose the S&P 500 Index. Large Cap Equity Fund considers large-capitalization companies to be those “in the capitalization range of the S&P 500 Index.”

Fundamental Large Cap Core Fund includes convertible securities within the category of equity securities. Large Cap Equity Fund does not specify the treatment of convertible securities.

There are differences in the funds’ respective descriptions of their qualitative investment criteria. For example, Fundamental Large Cap Core Fund states that its “subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders.” Large Cap Equity Fund states that its subadvisor “employs a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value.”

Large Cap Equity Fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions. Fundamental Large Cap Core Fund has no stated policy on investments of this type.

Large Cap Equity Fund states that its portfolio will include between 50 and 150 companies, while Fundamental Large Cap Core Fund has no such guideline.

Large Cap Equity Fund allows an investment allocation of up to 20% of assets in bonds of any maturity, with up to 15% of net assets in below investment grade bonds (i.e., junk bonds) rated as low as CC by Standard & Poor’s Ratings Services or Ca by Moody’s Investors Service, Inc. and their unrated equivalents. Fundamental Large Cap Core Fund has no stated investment policy with respect to bond investments.

Fundamental Large Cap Core Fund may invest up to “20% of its net assets in equity securities of foreign issuers,” while Large Cap Equity Fund may invest up to “35% of its assets in foreign securities.”

Large Cap Equity Fund may trade securities actively, which could increase its transaction costs (thus lowering performance and increasing shareholders’ taxable distributions), while Fundamental Large Cap Core Fund has no such stated strategy.

Fundamental Large Cap Core Fund may invest in U.S. government securities and other short-term securities for non-defensive purposes. Large Cap Equity Fund has no such stated policy.

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Fundamental Large Cap Core Fund may invest in exchange-traded funds (“ETFs”) for purposes of reducing risk and/or obtaining efficient investment exposure. Large Cap Equity Fund has no such stated policy.

Fundamental Large Cap Core Fund may invest in derivative instruments that include options, futures contracts, and swaps (including interest-rate swaps) for purposes of reducing risk and/or obtaining efficient investment exposure. Large Cap Equity Fund may, to a limited extent, engage in derivatives transactions that include futures contracts, options, and foreign currency forward contracts, in each case for the purpose of reducing risk and/or obtaining efficient market exposure.

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COMPARISON OF FUND CLASSES, EXPENSES, ADVISORY ARRANGEMENTS, AND DISTRIBUTION PLANS

Comparison of funds’ classes of shares

Class A sales charges and Rule	Class A shares of each fund have the same characteristics and, except for the differences in 12b-1 fees and the type of 12b-1 plan for each fund noted below, the same fee structures.
12b-1 fees	▪	Class A shares are offered with front-end sales charges ranging from 5.00% to 2.00% of the fund’s offering price, depending on the amount invested.
	▪	Class A shares of each fund are subject to distribution and service (Rule 12b-1) fees, equal to the annual rate of 0.30% of average daily net assets of Class A shares for the Acquired Fund and 0.25% of average daily net assets for the Acquiring Fund. Class A shares of the Acquiring Fund are subject to a reimbursement plan. Class A shares of the Acquired Fund are subject to a direct compensation plan.
	▪	There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (CDSC) of 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.
	▪	An investor can combine multiple purchases of Class A shares of John Hancock funds to take advantage of breakpoints in the sales charge schedule.
	▪	Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including those listed in the funds’ prospectuses.
	▪	A Class A shareholder who purchases Class I shares of the same fund pursuant to a fee-based, wrap or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class I shares of the same fund.
Class I sales	Class I shares of each fund have the same characteristics and fee structures.
charges and Rule	▪	Class I shares are offered without a front-end sales charge and are not subject to a CDSC.
12b-1 fees	▪	Class I shares are not subject to distribution and service fees (Rule 12b-1).
	▪	Class I shares are offered only to certain investors listed in the funds’ prospectuses.

Comparison of buying, selling and exchanging shares

Buying shares	Investors may buy shares at net asset value (NAV), plus any applicable sales charge, as described herein, through a financial representative or the funds’ transfer agent, John Hancock Signature Services, Inc. (“Signature Services”).
Minimum initial investment

Class A shares: $1,000 for non-retirement accounts and $250 per account opened for group investments. Investments also may be made on a Monthly Automatic Accumulation Program, which requires $25 to open an account followed by a monthly minimum of $25 thereafter.

Class I shares: $250,000.

Exchanging shares	Class A and Class I shares: Shareholders may exchange their shares of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. Shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date. The registration for both accounts involved must be identical.
Large Cap Equity: Provided the fund’s eligibility requirements are met, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares and/or Class C.

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shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares of that fund. In addition, if the fund does not offer Class R6 shares, (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund’s portfolio management team, may make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares and/or Class C shares to Class I shares of the same fund in these particular circumstances does not cause the investor to recognize taxable gain or loss.
Fundamental Large Cap Core: Provided the fund’s eligibility requirements are met, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss.
Class I shares: Holders of these shares may exchange their shares for Class A shares of John Hancock Money Market Fund (“Money Market Fund”). Any future exchanges out of Money Market Fund Class A shares must be to the same share class from which they were originally exchanged.
Selling shares	Shareholders may sell their shares by submitting a proper written, telephone or Internet request to Signature Services.
Net asset value	All purchases, exchanges, and sales are made at a price based on the next NAV per share of the class of the fund to be calculated after Signature Services receives your request in good order. Each fund’s NAV is determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M., Eastern time.

Comparison of expenses

As the tables below indicate, the hypothetical pro forma total annual operating expenses of the Acquiring Fund after the Reorganization are expected to be lower than your fund’s expenses for all share classes, both before and after any contractual expense limitations.

Based on asset levels as of July 31, 2015, Large Cap Equity Fund is charged a management fee of 0.620%. This is lower than the management fee at current asset levels paid by the Acquired Fund of 0.725%. Following the Reorganization, the Acquiring Fund is expected to have assets in excess of $3.7 billion, which would result in a management fee lower than or equal to its current rate.

The funds’ expenses

Shareholders of all mutual funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less than current expenses.

The following expense tables briefly describe the fees and the expenses that shareholders of the Acquired Fund and the Acquiring Fund may pay if they buy and hold shares of each respective fund and are based on expenses paid by the funds for the 12-month periods ended October 31, 2014 and July 31, 2015 for the Acquiring Fund and the Acquired Fund, respectively, the end of each fund’s most recently completed fiscal year. The tables also show the pro forma expenses of Large Cap Equity Fund assuming the Reorganization with the Acquired Fund had occurred on May 1, 2014. Large Cap Equity Fund’s expenses after the Reorganization may be greater or less than those shown.

It is anticipated that the expense ratios for both classes of the Acquiring Fund shares to be issued in the Reorganization will be lower than the expense ratios of the corresponding share classes of the Acquired Fund, both before and after contractual expense limitations, if the proposed Reorganization is approved and implemented.

The following tables illustrate the anticipated change in operating expenses expected as a result of the reorganization of Fundamental Large Cap Core Fund into the Acquiring Fund.

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	Fundamental Large Cap Core Fund	Large Cap Equity Fund	Large Cap Equity Fund (Pro Forma) (assuming reorganization with Fundamental Large Cap Core Fund)

	Class A	Class A	Class A
Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%	5.00%	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on certain purchases, including those of $1 million or more)	1.00% (on certain purchases, including those of $1 million or more)	1.00% (on certain purchases, including those of $1 million or more)
Small account fee (for fund account balances under $1,000)	$20	$20	$20
Annual Operating Expenses
Management fee	0.73%	0.63%	0.63%
Distribution and service (Rule 12b-1) fees	0.30%	0.25%	0.25%
Other expenses	0.47%	0.18%	0.17%
Total annual fund operating expenses	1.50%	1.06%	1.05%
Contractual expense reimbursement	0.20%(1)	—	—
Total annual fund operating expenses	1.30%	1.06%	1.05%

	Fundamental Large Cap Core Fund	Large Cap Equity Fund	Large Cap Equity Fund (Pro Forma) (assuming reorganization with Fundamental Large Cap Core Fund)

	Class I	Class I	Class I
Shareholder transaction expenses
Maximum front-end sales charge (load) on purchases, as a % of purchase price	None	None	None
Maximum deferred sales charge (load)	None	None	None
Annual Operating Expenses
Management fee	0.73%	0.63%	0.63%
Other expenses	0.40%	0.17%	0.16%
Total annual fund operating expenses	1.13%	0.80%	0.79%

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	Fundamental Large Cap Core Fund	Large Cap Equity Fund	Large Cap Equity Fund (Pro Forma) (assuming reorganization with Fundamental Large Cap Core Fund)

	Class A	Class A	Class A
Contractual expense reimbursement	0.19(1)	—	—
Total annual fund operating expenses after expense reimbursement	0.94%	0.80%	0.79%

 (1)     The advisor contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which expenses of Class A and Class I shares, as applicable, exceed 1.30% or 0.94%, respectively, of average annual net assets (on an annualized basis) of the class. For purposes of this agreement, “expenses of Class A and Class I shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) acquired fund fees and expenses paid indirectly; (f) borrowing costs; (g) prime brokerage fees; and (h) short dividend expense. Each agreement expires on November 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Large Cap Equity Fund, based on fees and expenses incurred during the 12-month periods ended October 31, 2014 and July 31, 2015 for the Acquiring Fund and the Acquired Fund, respectively, the end of each fund’s most recently completed fiscal year. The examples assume that you redeem all of your shares at the end of those periods. Each example assumes that you reinvested all distributions and that the average annual return was 5%. Pro forma expenses are included assuming a Reorganization with your fund and Large Cap Equity Fund. Only the first year of each period in the examples takes into account the Acquired Fund’s contractual expense reimbursement described above. The examples are for comparison purposes only and are not a representation of your fund’s or Large Cap Equity Fund’s actual expenses or returns, either past or future.

	Fundamental Large Cap Core Fund	Large Cap Equity Fund	Large Cap Equity Fund (Pro Forma) (assuming reorganization with Fundamental Large Cap Core Fund)
Class A
Year 1	$626	$603	$602
Year 3	$932	$820	$817
Year 5	$1,260	$1,056	$1,050
Year 10	$2,185	$1,729	$1,718

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	Fundamental Large Cap Core Fund	Large Cap Equity Fund	Large Cap Equity Fund (Pro Forma) (assuming reorganization with Fundamental Large Cap Core Fund)
Class I
Year 1	$96	$82	$81
Year 3	$340	$255	$252
Year 5	$604	$444	$439
Year 10	$1,358	$990	$978

Portfolio Turnover

Each fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each fund's performance. During the 12-month periods ended October 31, 2014 and July 31, 2015 for the Acquiring Fund and the Acquired Fund, respectively, the end of each fund’s most recently completed fiscal year, the Acquiring Fund’s and the Acquired Fund’s portfolio turnover rates were 21% and 27%, respectively, of the average value of each fund’s portfolio.

Comparison of advisory arrangements

Your fund’s and Large Cap Equity Fund’s advisory agreements are substantially similar. However, the management fees differ as set forth below. As noted in the table under “Management Arrangements,” JHA serves as the investment advisor for your fund and the Acquiring Fund. If the Reorganization is approved, the Acquiring Fund is expected to have assets in excess of $3.7 billion, in which case it would pay a management fee of 0.62% on average daily net assets. This rate is slightly lower than the 0.625% rate that applies at current asset levels as of April 30, 2015.

Management Arrangements

Each fund pays monthly management fees to JHA equal to the following annual percentage of its average daily net assets:

Fundamental Large Cap Core Fund	Large Cap Equity Fund
0.725% — first $500 million;	0.625% — first $3 billion;
0.700% — next $500 million;	0.600% — excess over $3 billion
0.675% — excess over $1 billion
0.650% — excess over $1.5 billion

JHA, and not either of the funds, pays subadvisory fees to JHAM.

Comparison of distribution plans

Each fund’s board of trustees and shareholders have approved distribution plans (“Plans”) and adopted the Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). The following table shows the Rule 12b-1 fees applicable to the funds’ shares.

	Fundamental Large Cap Core Fund	Large Cap Equity Fund
Class A	0.30%	0.25%

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Class I	-	-

The fees charged under the Plans will be paid to each fund’s distributor in reimbursement of distribution and shareholder service expenses incurred by the distributor on the fund’s behalf (“Reimbursement Plans”), or as direct compensation to the distributor in contemplation of such expenses (“Direct Compensation Plans”). The Plan for Fundamental Large Cap Core Fund’s Class A shares is a Direct Compensation Plan. The Plan for Large Cap Equity Fund’s Class A shares is a Reimbursement Plan.

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COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following discussion compares and shows the similarities of the principal risks affecting each fund.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Large Cap Equity Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Large Cap Equity Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

Principal risks applicable to both funds (listed in alphabetical order)

Active management risk. The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the funds intend to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing a fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of a fund’s

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investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Particular risks of Fundamental Large Cap Core Fund (listed in alphabetical order)

Although the following risks are not considered principal risks of Large Cap Equity Fund, Large Cap Equity Fund may be subject to these risks to the extent it invests in the securities or engages in the transactions described below.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Equity securities risk. Fundamental Large Cap Core Fund is subject to the following element of this risk factor, in addition to the elements under “Principal risks applicable to both funds” above:

The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Hedging, derivatives, and other strategic transactions risk. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them, in addition to those listed under “Principal risks applicable to both funds” above:

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Particular risks of Large Cap Equity Fund (listed in alphabetical order)

The following risks are not considered principal risks of Large Cap Core Fund.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Large Cap Equity Fund is subject to the following element of this risk factor, in addition to the elements under “Principal risks applicable to both funds” above:

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The conclusion of the U.S. Federal Reserve’s quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact a fund’s performance.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Hedging, derivatives, and other strategic transactions risk. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them, in addition to those listed under “Principal risks applicable to both funds” above:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Liquidity risk. Large Cap Equity Fund is subject to the following element of this risk factor, in addition to the elements under “Principal risks applicable to both funds” above:

Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund’s ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Merger and restructuring risk. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Comparison of Fund Performance

Past performance records of Fundamental Large Cap Core Fund and Large Cap Equity Fund, including: (1) calendar year total returns (without sales charges) through December 31, 2014; (2) calendar 2015 returns through September 30 (without sales charges); and (3) average annual total returns (including imposition of sales charges) through December 31, 2014 are set forth under “Fund Past Performance” beginning on page 17 of this proxy statement and prospectus.

PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under “Further information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:

▪	The Reorganization is scheduled to occur at 5:00 P.M., Eastern time, on February 5, 2016 but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund. The Acquired Fund will transfer all

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of its assets to the Acquiring Fund, and the Acquiring Fund will assume substantially all of the Acquired Fund’s liabilities. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The NAV of both funds will be computed as of 4:00 P.M., Eastern time, on the closing date of the Reorganization.

▪	The Acquiring Fund will issue Class A shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class A shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class A shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class A shareholders of the Acquired Fund will become Class A shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class I shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class I shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class I shareholders of record of the Acquired Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class I shareholders of the Acquired Fund will become Class I shareholders of the Acquiring Fund.

▪	After the shares are issued, the existence of the Acquired Fund will be terminated.

Reasons for the Reorganization

The Board has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund. The Reorganization is intended to result in an Acquiring Fund that has the potential to achieve stronger prospects for growth and potential opportunities for economies of scale than would be the case for the Acquired Fund. The Acquiring Fund has principal investment strategies that are similar to those of the Acquired Fund.

On a pro forma basis, each relevant class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization, both before and after any contractual expense limitations.

Board consideration of the Reorganization

The Board, including the trustees of the trust who are not “interested persons” (as defined in the 1940 Act) of the Acquired Fund or of JHA (“Independent Trustees”), considered the Reorganization at its in-person meeting held on September 16, 2015, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Advisor. In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the September 16, 2015 meeting to recommend approval of the Reorganization, the Board, concluded that the participation of the Acquired Fund in the Reorganization is in the best interests of the Acquired Fund, as well as in the best interests of the Acquired Fund’s shareholders, and that the interests of existing Acquired Fund shareholders will not be diluted as a result of the Reorganization.

In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Fund, the Board inquired into a number of matters and considered, with respect to the Reorganization, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Advisor and the subadvisor of the Acquiring Fund; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Advisor or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.

In addition to the factors set forth above, the Board also took into account the specific factors listed below with respect to the Acquired Fund and the Acquiring Fund, respectively, in connection with its decision to recommend

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approval of the Reorganization on behalf of the Acquired Fund. With respect to performance information, the Board reviewed information as of June 30, 2015.

1.	A combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative.

2.	The Reorganization would permit the Acquired Fund’s shareholders to pursue the same investment objective in a larger fund utilizing similar investment policies. Each fund seeks long-term capital appreciation as its investment objective. The funds currently have substantially similar portfolio compositions, so the Reorganization would allow Acquired Fund and Acquiring Fund investors to maintain exposure to the same assets immediately before and after the merger. The shareholders of the Acquired Fund would continue to receive the benefits of investing in a portfolio focused on securities of large capitalization, primarily domestic issuers, selected on the basis of attractive fundamentals. The greater asset size of the combined fund may allow it, relative to the Acquired Fund, to reduce per-share expenses by spreading fixed costs over a larger asset base.

3.	On a pro forma basis, the net operating expense ratio of each relevant class of the Acquiring Fund is estimated to be lower than the current expense ratio for each corresponding class of the Acquired Fund. Over the longer term, the greater asset size of the combined fund may allow it, relative to either fund currently, to reduce per-share expenses by spreading fixed costs over a larger asset base.

4.	The Acquiring Fund had slightly stronger performance than the Acquired Fund year-to-date through June 30, 2015, and over the trailing 1- and 3-year periods ended June 30, 2015, although it is understood that no assurances may be given that the combined fund will achieve any particular level of performance after the Reorganization. The Acquiring Fund will be the accounting survivor of the Reorganization. As such, the Acquiring Fund will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

5.	Shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization and the Advisor provides the same advisory services to each fund. JHAM serves as each fund’s subadvisor. The same individuals act as portfolio managers to both funds and are expected to continue to act as portfolio managers to the Acquiring Fund following the Reorganization.

6.	The Reorganization is expected to be a tax-free reorganization for federal income tax purposes, meaning that no gain or loss will be recognized by the Acquired Fund, the Acquiring Fund or their shareholders as a result of the Reorganization.

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FUND PAST PERFORMANCE

Set forth below is past performance information for Fundamental Large Cap Core Fund and Large Cap Equity Fund, which may help provide an indication of each fund’s investment risk.

The bar chart under “Calendar year total returns” shows how each fund’s Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under “Average annual total returns” shows average annual total return for each fund over time, for each of the Class A and Class I share classes (including deductions for sales charges, as applicable) compared with a broad-based securities market index. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Fundamental Large Cap Core Fund

(Acquired Fund)

Calendar year total returns for Class A:

Year-to-date total return. The fund’s total return for the nine months ended September 30, 2015 was -1.48%.

Best quarter:      13.63% (Quarter ended Q1’12)

Worst quarter:    -4.59% (Quarter ended Q2’12)

Large Cap Equity Fund

(Acquiring Fund)

Calendar year total returns for Class A:

Year-to-date total return. The fund’s total return for the nine months ended September 30, 2015 was -1.66%.

Best quarter:      16.17% (Quarter ended Q2’09 )

Worst quarter:    -23.80% (Quarter ended Q4’08 )

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Average annual total returns for periods ended December 31, 2014

Fund	Share class	One year	Since inception June 1, 2011
Fundamental Large Cap Core Fund
(Acquired Fund)	Class A before tax	2.02%	12.08%
	Class A after tax on distributions	1.47%	11.65%
	Class A after tax on distributions, with sale	1.60%	9.51%
	Class I before tax	7.81%	14.16%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		13.69%	15.05%

Average annual total returns for periods ended December 31, 2014

Fund	Share class	One year	Five Year	Ten year

Large Cap Equity Fund
(Acquiring Fund)	Class A before tax	2.44%	11.09%	10.33%
	Class A after tax on distributions	2.36%	10.97%	10.15%
	Class A after tax on distributions, with sale	1.45%	8.84%	8.50%
	Class I before tax	8.14%	12.60%	11.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		13.69%	15.45%	7.67%

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FURTHER INFORMATION ON THE REORGANIZATION

The Reorganization is not intended to result in the recognition of income, gain, or loss for U.S. federal income tax purposes by the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund or the Acquiring Fund. In addition, the Reorganization will not take place unless the Acquired Fund and Acquiring Fund receive a satisfactory opinion from Ropes & Gray LLP (“Ropes & Gray”) substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

As a result, it is anticipated that, with respect to the Reorganization, for U.S. federal income tax purposes:

▪	Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of substantially all liabilities of the Acquired Fund; or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders in liquidation of the Acquired Fund, except for: (A) any gain or loss recognized on: (i) “section 1256 contracts” as defined in Section 1256(b) of the Code; or (ii) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code; and (B) any other gain or loss that may be required to be recognized: (i) as a result of the closing of the tax year of the Acquired Fund; (ii) upon the termination of a position; or (iii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

▪	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund’s shares to the Acquired Fund and the assumption of substantially all of the Acquired Fund’s liabilities by the Acquiring Fund;

▪	Under Section 362(b) of the Code, the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately before the transfer, adjusted for any gain or loss required to be recognized as described above;

▪	Under Section 1223(2) of the Code, the tax holding period of the assets of the Acquired Fund, other than certain assets with respect to which gain or loss is required to be recognized as described above, in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;

▪	Under Section 354 of the Code, you will not recognize gain or loss upon the exchange of your Acquired Fund shares solely for Acquiring Fund shares as part of the Reorganization;

▪	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares you receive in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares you surrender in exchange therefor;

▪	Under Section 1223(1) of the Code, the tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the Acquired Fund shares you surrender in the exchange, provided that you hold the Acquired Fund shares as capital assets on the date of the exchange; and

▪	Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Regulations thereunder.

In rendering its opinion, Ropes & Gray will rely upon, among other considerations, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, you would recognize a taxable gain or loss equal to the difference between your tax basis in your Acquired Fund shares and the fair market value of the Acquiring Fund shares you received.

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Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

Between the shareholder meeting date of January 19, 2016 and the reorganization date of February 5, 2016, the Advisor expects to transition the Acquired Fund’s portfolio, which may include the sale of certain portfolio securities. It is anticipated that any sales of the Acquired Fund’s portfolio securities in connection with, but prior to the Reorganization will be immaterial. Such sales of portfolio securities, if any, would cause the Acquired Fund to incur related brokerage commissions or other transaction costs and could result in taxable gains that would be distributed to the Acquired Fund’s shareholders. It is anticipated that any brokerage costs incurred in connection with, but prior to the Reorganization will be de minimis. In addition, it is anticipated that any capital gains or losses that will result from the sale of portfolio securities in connection with, but prior to the Reorganization will be de minimis.

A Fund’s ability to carry forward capital losses, if any, and to use them to offset future gains may be limited as a result of the Reorganization. “Pre-acquisition losses” of either the Acquired Fund or the Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined fund. Additionally, if one fund has net unrecognized gains above a certain threshold as of the date of the Reorganization (“built-in gains”), the other fund’s pre-Reorganization losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization.

As of July 31, 2015, the Acquired Fund had no capital loss carryforwards from its taxable year ended July 31, 2015. Although as of October 31, 2014, the Acquiring Fund had approximately $149.5 million in capital loss carryforwards, it is expected that the Acquiring Fund will use these carryforwards prior to the Reorganization to offset gains realized during its current taxable year and thus such carryforwards likely will not result in a tax benefit to the Acquired Fund shareholders.

In addition, the Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholders base of the combined fund. On the one hand, the shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. Additionally, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund will be available to offset capital gains of the combined fund realized after the Reorganization other than Acquired Fund built-in gains (as set forth above), potentially resulting in a tax benefit to the Acquired Fund shareholders. If no Reorganization were to occur, such tax benefits would inure solely to the benefit of the shareholders of the Acquiring Fund. If the Reorganization occurs, such tax benefits, if any, would carry over (subject to the limitations described above) to the Acquired Fund. That means that any resulting tax benefits would inure to all shareholders of the combined Fund (i.e., both pre-Reorganization shareholders of the Acquired Fund and pre-Reorganization shareholders of the Acquiring Fund).

The amount of realized and unrealized gains and losses of each Fund, as well as the size of each fund, at the time of the Reorganization will determine the extent to which the funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined fund following the Reorganization, and consequently the extent to which the combined fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization.

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This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus is qualified in its entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the relevant Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the relevant Acquired Fund, and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund’s amended and restated agreement and declaration of trust and by-laws. The obligations of the Acquired Fund and the Acquiring Fund are also subject to the receipt of a favorable opinion of Ropes & Gray as to the U.S. federal income tax consequences of the Reorganization (see Agreement, paragraphs 8(e) and (f) and 9(e) and (f)).

Termination of Agreement. The Board of Trustees of the Acquired Fund or of the Acquiring Fund may terminate the Agreement as to its respective fund (even if the shareholders of the fund have already approved it) at any time before the Reorganization date, if that Board of Trustees believes that proceeding with the Reorganization for a fund would no longer be advisable.

Expenses of the Reorganization. The Acquired Fund will bear the costs and expenses incurred in connection with the Reorganization, except that: (i) the Acquiring Fund will pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchases or sale of portfolio securities, and (ii) the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares issued in conjunction with the Reorganization. The estimated cost of the Reorganization is approximately $109,475, all of which will be borne by Fundamental Large Cap Core Fund. If the Reorganization is not consummated, JHA will pay the expenses of the Reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of April 30, 2015, and the pro forma combined capitalization of the Acquiring Fund as if the proposed Reorganization had occurred on that date.

It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The table below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

Funds	Net assets	Share class	NAV	Shares outstanding
Fundamental Large Cap Core Fund (Acquired Fund)	$9,932,483 $47,215,513	Class A	$15.34	647,528
		Class I	$15.39	3,067,472

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Funds	Net assets	Share class	NAV	Shares outstanding
Large Cap Equity Fund (Acquiring Fund)	$ 1,572,333,125 $1,098,690,006	Class A	$41.19	38,176,323
		Class I	$42.76	25,696,689
Decrease in net assets to reflect the estimated expenses of the Reorganization and decrease in outstanding shares relative to net asset value upon the Reorganization.	$(19,027) $(90,448)	Class A	$(0.03)	(406,852)
		Class I	$(0.03)	(1,965,389)
Large Cap Equity Fund (Acquiring Fund) (pro forma assuming Reorganization)	$1,582,246,581 $1,145,815,071	Class A	$41.19	38,416,999
		Class I	$42.76	26,798,772

If the Reorganization had taken place on May 1, 2015: approximately 0.37 Class A and 0.36 Class I shares of Large Cap Equity Fund would have been issued to holders of the Class A and Class I shares of Fundamental Large Cap Core Fund, respectively, in accordance with the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

The following table shows where in each fund’s prospectus you can find additional information about the fund.

Type of information	Headings in each prospectus
Investment objective and policies	Fund summary — Investment objective, Principal investment strategies, Principal risks
Fund details — Principal investment strategies, Principal risks of investing

Portfolio management	Who’s who — Investment advisor, Subadvisor

Expenses	Fund summary — Fees and expenses

Custodian	Who’s who — Custodian

Shares of beneficial interest	Your account — Choosing a share class

Purchase of shares	Your account — Choosing a share class, Investing in Class A shares or Who can buy shares, as applicable, How sales charges are calculated, Sales charge reductions and waivers, Opening an account, Buying shares, Transaction policies, Additional investor services

Redemption or sale of shares	Your account — Choosing a share class, Investing in Class A shares or Who can buy shares, as applicable, How sales charges are calculated

Your account — Selling shares, Transaction policies, Additional investor services

Dividends, distributions, and taxes	Your account — Dividends and account policies

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BOARD RECOMMENDATION

For the reasons described above, the Board, including the Independent Trustees, approved the Reorganization on behalf of the Acquired Fund. Similarly, the Board, including the Independent Trustees, approved the Reorganization on behalf of the Acquiring Fund. They also determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s shareholders would not be diluted as a result of the Reorganization.

The trustees recommend that shareholders of your fund vote FOR the proposal to approve the Agreement and Plan of Reorganization for your fund.

CONFLICTS OF INTEREST

The Reorganization is expected to benefit JHA and JHAM. Although the advisory fee rate paid by Large Cap Equity Fund, and the expected advisory fee rate of Large Cap Equity Fund after the Reorganization, is lower than the advisory fee rate currently paid by shareholders of the Acquired Fund, JHA and JHAM are nonetheless expected to benefit from potential additional economies of scale as a result of increased assets under management and the potential to attract additional assets.

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. Shares will be voted in the aggregate, without regard to class. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of the Acquired Fund.

Shares	Quorum	Voting
In general	All shares present in person or by proxy are counted towards a quorum.	Shares present at the meeting will be voted in person at the meeting. Shares present by proxy will be voted in accordance with the voting shareholders’ instructions.
Proxy with no voting instruction (other than Broker non-vote)	Considered present at the meeting.	Voted “for” a proposal.
Broker non-vote	Considered present at the meeting.	Not voted. Same effect as a vote “against.”
Abstain	Considered present at the meeting.	Not voted. Same effect as a vote “against.”

If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Acquired Fund’s Board of Trustees will consider what further action may be appropriate, which can include re-soliciting shareholders to approve the proposal.

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INFORMATION CONCERNING THE MEETING

Solicitation of proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, or in person by the trustees, officers, and employees of your fund; by personnel of your fund’s investment advisor, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $13,500 for the proxy. The Acquired Fund will pay the cost of preparing, mailing, and soliciting proxies, including payments to unaffiliated solicitation firms.

Revoking proxies

The Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

▪	By filing a written notice of revocation with the Acquired Fund’s transfer agent, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913;

▪	By returning a duly executed proxy with a later date before the time of the meeting; or

▪	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding shares and quorum

As of October 26, 2015 (the “record date”), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Fund	Shares Outstanding
Fundamental Large Cap Core Fund
Class A	561,547.805
Class I	3,205,535.258
Total	3,767,083.063

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

Other business

The Board knows of no business to be presented for consideration at the meeting other than the proposal identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund’s shares at the session of the

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meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment. The persons named as proxies will not vote any proxy that directs them to abstain from voting on the proposal.

Telephone voting In addition to soliciting proxies by mail, by e-mail, or in person, your fund also may arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA, Signature Services, or a third-party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions, and to confirm that the voting instructions have been properly recorded.

▪	A shareholder will be called on a recorded line at the telephone number in the fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.

▪	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.

▪	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

▪	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

▪	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card(s) if you are voting via the Internet. To vote via the Internet, you will need the control number that appears on your proxy card(s). These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.

To vote via the Internet:

▪	Read the proxy statement and prospectus and have your proxy card(s) at hand.

▪	Go to the website on the proxy card(s).

▪	Enter the control number found on your proxy card(s).

▪	Follow the instructions on the website. Please call us at 800-225-5291 if you have any problems.

▪	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by email, if chosen.

Shareholders’ Proposals

The management team of your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of your fund must submit the proposal in writing, so that it is received by the management team of your fund at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

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OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the management team of each fund, as of October 26, 2015, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

Fundamental Large Cap Core
Share Class	Name and Address	Percentage	Type of Ownership
A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	17.30%	Record
A	EDWARD D JONES & CO 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3729	8.82%	Record
A	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.96%	Record
I	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	95.93%	Record
Large Cap Equity
A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS MANCHESTER ROAD SAINT LOUIS MO 63131-3729	11.84%	Record
A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.56%	Record
A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	6.34%	Record
A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST NEW YORK NY 10281-1003	5.56%	Record
I	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	37.82%	Record

As of October 26, 2015, the trustees and officers of each fund owned in the aggregate less than 1% of each class of any fund’s outstanding shares.

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EXPERTS

The financial highlights and financial statements of each fund, included in the relevant fund’s Annual Report to Shareholders for the fiscal years ended October 31, 2014 for the Acquiring Fund (File No. 811-00560) and July 31, 2015 for the Acquired Fund (File No. 811-21779), have been audited by PricewaterhouseCoopers LLP (“PwC”). These financial highlights and financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. The unaudited financial highlights and financial statements included in the Acquiring Fund’s Semiannual Report to Shareholders for the period ended April 30, 2015 (File No. 811-00560) have also been incorporated by reference into the SAI insofar as they related to the Acquiring Fund.

Each fund will furnish, without charge, a copy of its Annual Report for the fiscal year ended October 31, 2014 and July 31, 2015, for the Acquiring Fund and Acquired Fund, respectively, and the Semiannual Report for the fiscal period ended April 30, 2015 for the Acquiring Fund, to any shareholder upon request. The Acquiring Fund’s Annual Report for the fiscal year ended October 31, 2014 was filed with the SEC on December 23, 2014, the Acquired Fund’s Annual Report for the fiscal year ended July 31, 2015 was filed with the SEC on September 30, 2015 and the Acquiring Fund’s Semiannual Report for the period ended April 30, 2015 was filed with the SEC on June 29, 2015.

The audited annual financial statements and financial highlights have been included in reliance on the reports of PwC, given on its authority as an expert in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy statements, and other information with the SEC. These reports, proxy statements, and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281), and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at sec.gov.

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EXHIBIT A — AGREEMENT AND PLAN OF REORGANIZATION

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [_________] [___], 2016, by and between Fundamental Large Cap Core Fund (the “Acquired Fund”), a series of John Hancock Funds II (the “Acquired Fund Trust”), a Massachusetts business trust, and John Hancock Large Cap Equity Fund (the “Acquiring Fund”), a series of John Hancock Investment Trust (the “Acquiring Fund Trust”), a Massachusetts business trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the “Merger Shares”), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.            Representations and Warranties of the Acquiring Fund.

The Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a)          The Acquiring Fund is a series of shares of the Acquiring Fund Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Acquiring Fund Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquiring Fund Trust. Each of the Acquiring Fund Trust and the Acquiring Fund has all necessary federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)          The Acquiring Fund Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Acquiring Fund Trust’s Amended and Restated Declaration of Trust, dated March 8, 2005, as may be amended (the “Acquiring Fund Trust Declaration”), and the 1940 Act.

(c)          The Acquiring Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as, a “regulated investment company” (“RIC”) within the meaning of Sections 851 and 852 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)          The Acquired Fund has been furnished with the annual report of the Acquiring Fund for the fiscal year ended [October 31, 2015], and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP (“PwC”), independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquiring Fund as of [October 31, 2015], in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(e)          The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of [October 31, 2015], and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f)          The Acquiring Fund Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Acquiring Fund Trust (the “Acquiring Fund Trust Board of Trustees”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(g)          Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund Trust or the Acquiring Fund, threatened against the Acquiring Fund Trust or the Acquiring Fund which assert liability on the part of the Acquiring Fund Trust or the Acquiring Fund or which materially affect the financial condition of the Acquiring Fund Trust or the Acquiring Fund or the Acquiring Fund Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Acquiring Fund Trust nor the Acquiring Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(h)          Neither the Acquiring Fund Trust nor the Acquiring Fund is obligated under any provision of the Acquiring Fund Trust Declaration or the Acquiring Fund Trust’s Amended and Restated By-laws, dated March 8, 2005, as may be amended (the “Acquiring Fund Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i)          There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j)          No consent, approval, authorization, or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k)          The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Acquiring Fund Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

(i)          did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; and

(ii)         does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l)          The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(m)          All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and nonassessable by the Acquiring Fund. In regard to the statement above that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares, except that Class A shares of the Acquiring Fund are convertible into Class I shares or Class R6 shares of the Acquiring Fund, and Class C shares of the Acquiring Fund are convertible into Class I shares of the Acquiring Fund, in each case in the manner and on the terms described in the N-14 Registration Statement.

(n)          The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A and Class I shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that Acquiring Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of Acquiring Fund Trust.

(o)          At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p)          At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee, and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q)          The Acquiring Fund has timely filed, or intends to file, or has obtained extensions to file, all federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state, and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All such tax returns are true, correct and complete in all material respects. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.            Representations and Warranties of the Acquired Fund.

The Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a)          The Acquired Fund is a series of shares of the Acquired Fund Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Acquired Fund Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquired Fund Trust. Each of the Acquired Fund Trust and the Acquired Fund has all necessary federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)          The Acquired Fund Trust is duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Acquired Fund Trust’s Amended and Restated Agreement and Declaration of Trust, dated August 12, 2005, as may be amended (the “Acquired Fund Trust Declaration”), and the 1940 Act.

(c)          The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as, a RIC within the meaning of Sections 851 and 852 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)          The Acquired Fund Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Acquired Fund Trust (the “Acquired Fund Trust Board of Trustees”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e)          The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended July 31, 2015, and the audited financial statements appearing therein, having been audited by PwC, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of July 31, 2015, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f)          The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of July 31, 2015, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g)          Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund Trust or the Acquired Fund, threatened against the Acquired Fund Trust or the Acquired Fund which assert liability on the part of the Acquired Fund Trust or the Acquired Fund or which materially affect the financial condition of the Acquired Fund Trust or the Acquired Fund or the Acquired Fund Trust’s or the Acquired Funds’ ability to consummate the Reorganization. Neither Acquired Fund Trust nor the Acquired Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(h)         There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i)          Neither the Acquired Fund Trust nor the Acquired Fund is obligated under any provision of the Acquired Fund Trust Declaration or the Acquired Fund Trust’s By-laws, dated June 28, 2005, as may be amended (the “Acquired Fund Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j)          The Acquired Fund has timely filed, or intends to file, or has obtained extensions to file, all federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay all federal, state, and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All such tax returns are true, correct and complete in all material respects. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k)         As used in this Agreement, the term “Acquired Fund Investments” shall mean:

(i)           the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and

(ii)         all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power, and authority to sell, assign, transfer, and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens, or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l)          No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m)        The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

(i)          did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)         does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n)         All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and nonassessable by the Acquired Fund (“Acquired Fund Shares”). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares, except that Class A shares of the Acquired Fund are convertible into Class I or Class R6 shares of the Acquired Fund in each case in the manner and on the terms described in the N-14 Registration Statement.

(o)          All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p)          The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q)          The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.            The Reorganization.

(a)          Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer, and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b)          If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

(i)          nothing herein will require the Acquired Fund to dispose of any portfolios, securities, or other investments, if, in the reasonable judgment of the Acquired Fund Trust Board of Trustees or the Acquired Fund’s investment advisor, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

(ii)         nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Acquiring Fund Trust Board of Trustees or the Acquiring Fund’s investment advisor, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

(c)          Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain, if any, in each case for its taxable year beginning on August 1, 2015 and ending on the Closing Date and, if still timely under Section 855 of the Code, the taxable year ending on July 31, 2015.

(d)          The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e)          The Valuation Time shall be 4:00 p.m., Eastern time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(f)           Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g)          The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h)          The Acquiring Fund will (a) file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the Acquiring Fund Trust Declaration and (b) implement any amendment to the Acquiring Fund Trust By-laws necessary to consummate the Reorganization.

4.            Valuation.

(a)          On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value, (i) in the case of Class A shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class A shares and (ii) in the case of Class I shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class I shares, on such date, determined as hereinafter provided in this Section 4.

(b)          The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c)          The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.

(d)          No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e)          The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f)          The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund’s liabilities, if any, arising pursuant to this Agreement.

5.            Payment of Expenses.

(a)          Except as otherwise provided in this Section 5, the Acquired Fund will bear the costs and expenses incurred in connection with the Reorganization. The Acquiring Fund will pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchases or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b)          In the event that the Reorganization contemplated by this Agreement is not consummated, then John Hancock Advisers, LLC, investment advisor to the Acquired and Acquiring Funds, will bear all the costs and expenses incurred in connection with such Reorganization.

(c)          Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d)          Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.

6.            Covenants of the Acquired Fund and the Acquiring Fund.

The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a)          Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b)          The Acquired Fund Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c)          In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Acquiring Fund Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d)          The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)          The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities that the Acquiring Fund is not permitted to acquire.

(f)          Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

(g)          The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(h)          The Acquired Fund Trust shall:

(i)          following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Acquired Fund Trust Declaration, and Acquired Fund Trust By-laws, the 1940 Act and any other applicable law;

(ii)         not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

(iii)        on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(i)          Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date (taking into account extensions) shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(j)          Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Acquiring Fund Trust, the Acquiring Fund, the Acquired Fund Trust, and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Ropes & Gray LLP (“Ropes & Gray”), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Ropes & Gray).

(k)          In connection with the covenant in subsection (j) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return, or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.

(l)          After the Closing Date, the Acquiring Fund on behalf of the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by the Acquired Fund to the extent such expenses have been accrued by the Acquired Fund on or prior to the Closing Date; any excess expenses shall be borne by the investment advisor or an affiliate thereof.

(m)          Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Acquiring Fund Trust, an open-end management investment company registered under the 1940 Act.

7.            Closing Date.

(a)          Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on February 5, 2016, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”

(b)          To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.

(c)          The Acquired Fund will deliver to the Acquiring Fund on the Closing Date (i) copies of all relevant tax books and records and (ii) confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d)          As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.            Conditions of the Acquired Fund’s Obligations.

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a)          That the Acquiring Fund Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquiring Fund Trust Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolutions approving this Agreement adopted by the Acquiring Fund Trust Board of Trustees certified by its Secretary or Assistant Secretary.

(b)          That the Acquiring Fund shall have furnished to the Acquired Fund a statement of its assets, liabilities, and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund’s investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquiring Fund’s behalf by its President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Acquiring Fund’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund’s most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c)          That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President), its Chief Financial Officer, or its Treasurer (or any Assistant Treasurer),

dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)          That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)          That the Acquired Fund shall have received the opinion(s) of Ropes & Gray, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund, substantially in the form and to the effect that:

(i)          both the Acquiring Fund and the Acquiring Fund Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)         the Acquiring Fund is a separate series of the Acquiring Fund Trust, an open-end, management investment company registered under the 1940 Act;

(iii)        this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquiring Fund Trust Board of Trustees, and this Agreement has been duly executed and delivered by the Acquiring Fund Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(iv)         neither the execution or delivery by the Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

(v)          the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid, and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts’ law, be held personally liable for the obligations of the Acquiring Fund; and

(vi)         to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification, or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order, or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)          That the Acquired Fund shall have obtained an opinion from Ropes & Gray dated as of the Closing Date (which opinion will be subject to certain qualifications), addressed to the Acquired Fund, and based upon such representations of the parties as Ropes & Gray may reasonably request and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, that the Reorganization set forth in this Agreement qualifies as a reorganization as described in Section 368(a) of the Code.

(g)          That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund.

(h)          That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund Trust or the Acquiring Fund, be contemplated by the Commission.

9.            Conditions of the Acquiring Fund’s Obligations.

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a)          That the Acquired Fund Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquired Fund Trust Board of Trustees and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Acquired Fund Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Acquired Fund Trust Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary or Assistant Secretary.

(b)          That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities, and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquired Fund’s investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c)          That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President), its Chief Financial Officer or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)          That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)          That the Acquiring Fund shall have received the opinion(s) of Ropes & Gray, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

(i)          both the Acquired Fund and the Acquired Fund Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)         the Acquired Fund is a separate series of the Acquired Fund Trust, an open-end, management investment company registered under the 1940 Act;

(iii)        this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquired Fund Trust Board of Trustees, and this Agreement has been duly executed and delivered by the Acquired Fund Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(iv)         neither the execution or delivery by the Acquired Fund Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(v)          to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquired Fund Trust on behalf of the Acquired Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification, or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order, or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)          That the Acquiring Fund shall have obtained an opinion from Ropes & Gray, counsel for the Acquired Fund, dated as of the Closing Date (which opinion will be subject to certain qualifications), addressed to the Acquiring Fund, and based upon such representations of the parties as Ropes & Gray may reasonably request and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, that the Reorganization set forth in this Agreement qualifies as a reorganization as described in Section 368(a) of the Code.

(g)          That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund Trust or the Acquired Fund, be contemplated by the Commission.

(h)          That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i)          That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j)          That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain, if any, in each case for its taxable year beginning on August 1, 2015 and ending on the Closing Date and, if still timely under Section 855 of the Code, the taxable year ending on July 31, 2015.

10.          Termination, Postponement and Waivers.

(a)          Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,

(i)          by mutual consent of the Acquired Fund Trust Board of Trustees and the Acquiring Fund Trust Board of Trustees;

(ii)         by the Acquired Fund Trust Board of Trustees if any condition of the Acquired Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

(iii)        by the Acquiring Fund Trust Board of Trustees if any condition of the Acquiring Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b)          If the Reorganization contemplated by this Agreement has not been consummated by February 5, 2017, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Acquired Fund Trust Board of Trustees and the Acquiring Fund Trust Board of Trustees.

(c)          In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents, or shareholders in respect of this Agreement.

(d)          At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Acquired Fund Trust Board of Trustees or the Acquiring Fund Trust Board of Trustees (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken.

(e)          The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring

Fund and the officers, trustees, agents, or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent, or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders, to which that officer, trustee, agent, or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)          If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the respective Boards of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.          Indemnification.

(a)          Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, trustees, agents, and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs, and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit, or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty, or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

(b)          The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs, and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle, or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep the Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.         Other Matters.

(a)          All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b)          All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the Fundamental Large Cap Core Fund c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: Chief Legal Officer, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to John Hancock Large Cap Equity Fund c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c)          This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

(d)          It is expressly agreed that the obligations of each of the Acquired Fund Trust, on behalf of the Acquired Fund, and the Acquiring Fund Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the Acquired Fund Trust Declaration or the Acquiring Fund Trust Declaration, as applicable. The execution and delivery of this Agreement has been authorized by the Acquired Fund Trust Board of Trustees on behalf of the Acquired Fund and the Acquiring Fund Trust Board of Trustees on behalf of the Acquiring Fund and signed by authorized officers of each respective Trust, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each respective trust on behalf of the relevant Fund as provided in the Acquired Fund Trust Declaration and the Acquiring Fund Trust Declaration, as applicable.

(e)          This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK FUNDS II,
on behalf of its series, John Hancock Fundamental Large Cap Core Fund

By: _________________________________

Name: [_______________________________]

Title: [________________________________]

JOHN HANCOCK INVESTMENT TRUST,
on behalf of its series, John Hancock Large Cap Equity Fund

By: _________________________________

Name: [_______________________________]

Title: [________________________________]

Agreed to and accepted as to Section 5 only:
JOHN HANCOCK ADVISERS, LLC

By: _________________________________

Name: [_______________________________]

Title: [________________________________]

Thank You

for mailing your proxy card promptly!

[Logo] John Hancock(R) John Hancock Funds, LLC

MEMBER FINRA

601 Congress Street
Boston, MA 02210-2805

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

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[MAILING CODE]

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2015

FUNDAMENTAL LARGE CAP CORE FUND

(the “Acquired Fund,” a series of John Hancock Funds II)

AND

JOHN HANCOCK LARGE CAP EQUITY FUND

(the “Acquiring Fund,” a series of John Hancock Investment Trust)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated October 30, 2015). This SAI provides additional information about the Acquired Fund and the Acquiring Fund (the “Funds”). The Acquired Fund is a series of John Hancock Funds II (the “Acquired Fund Trust”), and the Acquiring Fund is a series of John Hancock Investment Trust (the “Acquiring Fund Trust”). Each such trust is a Massachusetts business trust. Please retain this SAI for further reference.

This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated October 30, 2015 relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on January 19, 2016.

A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:

John Hancock Advisers, LLC

601 Congress Street

Boston, Massachusetts 02210

800-225-5291

Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

TABLE OF CONTENTS

1.	The Statement of Additional Information dated December 1, 2014, of the Acquired Fund (the “Acquired Fund SAI”)

2.	The Statement of Additional Information dated March 1, 2015, of the Acquiring Fund (the “Acquiring Fund SAI” and together with the Acquired Fund SAI, the “SAIs”)

3.	The Annual Report of the Acquired Fund Trust for the fiscal year ended July 31, 2015 with respect to the Acquired Fund (the “Acquired Fund Annual Report”)

4.	The Annual Report of the Acquiring Fund Trust for the fiscal year ended October 31, 2014 with respect to the Acquiring Fund (the “Acquiring Fund Annual Report” and together with the Acquired Fund Annual Report, the “Annual Reports”)

5.	The Semiannual Report of the Acquiring Fund Trust for the period ended April 30, 2015 with respect to the Acquiring Fund (the “Acquiring Fund Semiannual Report”)

6.	Pro Forma Financial Information

INFORMATION INCORPORATED BY REFERENCE

The SAIs are incorporated by reference to the Large Cap Equity Fund’s definitive materials as filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) (File Nos. 002-10156, 811-00560) on February 25, 2015 (Accession No. 0001133228-15-000548); and to the Large Cap Core Fund’s definitive materials as filed with the SEC pursuant to Rue 485(b) (File Nos. 333-126293, 811-21779) on November 26, 2014 (Accession No. 0001133228-14-004245).

The Acquired Fund’s Annual Report is incorporated by reference to the Acquired Fund Trust’s report on Form N-CSR (File No. 811-21779), as filed with the SEC on September 30, 2015 (Accession No. 0001145443-15-001166).

The Acquiring Fund’s Annual Report is incorporated by reference to the Acquiring Fund Trust’s report on Form N-CSR (File No. 811- 00560), as filed with the SEC on December 23, 2014 (Accession No. 0001145443-14-001597).

The Acquiring Fund’s Semiannual Report is incorporated by reference to the Acquiring Fund Trust’s semiannual report on Form N-CSRS (File No. 811- 00560) on June 29, 2015 (Accession No. 0001145443-15-000861).

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the Annual Reports and the Acquiring Fund Semiannual Report, which are on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the twelve months ended April 30, 2015 is intended to present ratios and supplemental data as if the Reorganization of the Acquired Fund into the Acquiring Fund had been consummated on May 1, 2014. The Reorganization is intended to consolidate the Acquired Fund with a similar fund.

Each Fund is advised by John Hancock Advisers, LLC (“JHA”) and subadvised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM US”). Each Fund is a diversified series of its respective Trust.

The purpose of the Reorganization is to combine two funds with identical investment objectives and similar principal investment policies. The combined fund offers economies of scale that may lead to lower shareholder expenses and greater growth potential.

The Acquired Fund has two classes of shares outstanding: Class A shares and Class I shares. The Acquiring Fund has ten classes of shares outstanding, including Class A shares and Class I shares. In connection with the Reorganization, Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, and Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund.

Class A shares of the Acquired Fund and the Acquiring Fund have the same characteristics and, except as noted below, the same fee structures. Class A shares of each Fund are offered with front-end sales charges ranging from 5.00% to 2.00% of each Fund’s offering price, depending on the amount invested. For all Funds’ Class A shares, there is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (“CDSC”) of 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase. Class A shares of each Fund are subject to distribution and service (Rule 12b-1) fees, equal to the annual rate of 0.30% of average daily net assets of Class A shares for the Acquired Fund and 0.25% of average daily net assets for the Acquiring Fund. Class A shares of the Acquiring Fund are subject to a reimbursement plan. Class A shares of the Acquired fund are subject to a direct compensation plan.

Class I shares of the Acquired Fund and the Acquiring Fund have the same characteristics and same fee structures. Class I shares of each Fund are offered without a front-end sales charge or CDSC, and are not subject to distribution and service (Rule 12b-1) fees.

As of July 31, 2015, Fundamental Large Cap Core Fund’s net assets amounted to approximately $59.3 million and the Acquiring Fund’s net assets amounted to approximately $3,622 million. The expected net assets of the combined fund, had the Reorganization been consummated on July 31, 2015, are approximately $3,683 million.

Each fund pays management fees to JHA equal to the annual percentages of average daily net assets, as shown in the following table:

Annual Advisory Fee Rates
Fundamental Large Cap Core Fund	Large Cap Equity Fund
0.725% — first $500 million; 0.700% — next $500 million; 0.675% — excess over $1 billion 0.650%— excess over $1.5 billion	0.625% — first $3 billion; 0.600% — excess over $3 billion

JHA pays subadvisory fees to JHAM US from its own assets and not from the assets of the relevant fund.

The Funds have the same other service providers, as detailed in the following table.

Distributor	John Hancock Funds, LLC
Transfer agent	John Hancock Signature Services, Inc.
Custodian	State Street Bank & Trust Company
Independent registered public accounting firm	PricewaterhouseCoopers LLP

On a pro forma basis, for the twelve months ended April 30, 2015, the proposed reorganization of the Acquiring Fund and the Acquired Fund would have resulted in a decrease in management fees of approximately $46,442, a decrease in audit fees of approximately $41,251 and a decrease in registration fees of approximately $39,136, resulting in a $126,829 change in the gross operating expense for the combined fund’s expense ratios and a savings of less than $0.01 per share for the combined fund. No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. The Acquiring Fund is expected to be the accounting survivor after the Reorganization.

As of July 31, 2015, the Acquired Fund had no capital loss carryforwards from its taxable year ended July 31, 2014. Although as of October 31, 2014, the Acquiring Fund had approximately $149.5 million in capital loss carryforwards, it is expected that Acquiring Fund will use these carryforwards prior to the Reorganization to offset gains realized during its current taxable year and thus such carryforwards likely will not result in a tax benefit to Acquired Fund shareholders.

In addition, the Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholders base of the combined fund. On the one hand, the shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the

Reorganization not occurred. Additionally, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund will be available to offset capital gains of the combined fund realized after the Reorganization other than Acquired Fund built-in gains (as set forth above), potentially resulting in a tax benefit to the Acquired Fund shareholders. If no Reorganization were to occur, such tax benefits would inure solely to the benefit of the shareholders of the Acquiring Fund. If the Reorganization occurs, such tax benefits, if any, would carry over (subject to the limitations described above) to the Acquired Fund. That means that any resulting tax benefits would inure to all shareholders of the combined Fund (i.e., both pre-Reorganization shareholders of the Acquired Fund and pre-Reorganization shareholders of the Acquiring Fund).

The amount of realized and unrealized gains and losses of each Fund, as well as the size of each Fund, at the time of the Reorganization will determine the extent to which the Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization.

The Acquired Fund will bear the costs and expenses incurred in connection with the Reorganization, except that (i) the Acquiring Fund will pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchases or sale of portfolio securities, and (ii) the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares issued in conjunction with the Reorganization. The estimated cost of the Reorganization is approximately $109,475, of which $109,475 will be borne by Fundamental Large Cap Core Fund. If the Reorganization is not consummated, the Advisor will pay the expenses of the Reorganization.

PART C
OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of John Hancock Investment Trust (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-10156 and 811-00560) as filed with the Securities and Exchange Commission (the “SEC”) on September 21, 2015 (accession no. 0001133228-15-004801), which information is incorporated herein by reference.

Item 16. Exhibits

1(a)	Amended and Restated Declaration of Trust dated March 8, 2005. – previously filed as exhibit 99.(a) to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

1(a)(1)	Amendment dated June 24, 2005 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding change of address of principal place of business. – previously filed as exhibit 99.(a).1 to post-effective amendment no. 100 filed on February 14, 2007, accession number 0001010521-07-000179.

1(a)(2)	Amendment dated December 28, 2006 to the Amended and Restated Declaration of Trust dated March 8, 2005 to reflect the change of name of John Hancock Large Cap Intrinsic Value Fund to John Hancock Global Opportunities Fund. – previously filed as exhibit 99.(a).3 to post-effective amendment no. 101 filed on March 1, 2007, accession number 0001010521-07-000217.

1(a)(3)	Amendment of Section 5.11 and Establishment and Designation of Class NAV Shares of Beneficial Interest for John Hancock Small Cap Intrinsic Value Fund; and Redesignation of Class R Shares of Beneficial Interest of the Registrant as Class R1 Shares for John Hancock Sovereign Investors Fund dated February 12, 2007 to the Amended and Restated Declaration of Trust dated March 8, 2005. – previously filed as exhibit 99.(a).4 to post-effective amendment no. 103 filed on April 24, 2007, accession number 0001010521-07-000344.

1(a)(4)	Amendment of Section 5.11 and Establishment and Designation of Class NAV Shares of Beneficial Interest dated June 22, 2007 for John Hancock Global Opportunities Fund to the Amended and Restated Declaration of Trust dated March 8, 2005. – previously filed as exhibit 99.(a).5 to post-effective amendment no. 105 filed on June 25, 2007, accession number 0001010521-07-000469.

1(a)(5)	Amendment of Section 5.11 and Establishment and Designation of Class R1, Class R3, Class R4 and Class R5 shares dated June 10, 2008 for John Hancock Balanced Fund to the Amended and Restated Declaration of Trust dated March 8, 2005. – previously filed as exhibit 99.(a).6 to post-effective amendment no. 109 filed on June 13, 2008, accession number 0000950135-08-004368.

1(a)(6)	Amendment of Section 5.11 and Establishment of Class R1, Class R3, Class R4 and Class R5 shares for John Hancock Large Cap Equity Fund dated May 7, 2009 to the Amended and Restated Declaration of Trust dated March 8, 2005 – previously filed as exhibit 99.(a).6 to post-effective amendment no. 112 filed on May 15, 2009, accession number 0000950135-09-004071.

1(a)(7)	Amendment dated April 17, 2009 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding amendment and restatement of Section 8.4. – previously filed as exhibit 99.(a).7 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

1(a)(8)	Amendment of Section 5.11 and Abolition of Class R and Class R2 Shares of Beneficial Interest of Balanced Fund and Abolition of Class R1 shares of Beneficial Interest of Sovereign Investors Fund dated March 12, 2010 to the Amended and Restated Declaration of Trust dated March 8, 2005. – previously filed as exhibit 99.(a).8 to post-effective amendment no. 115 filed on February 25, 2011, accession number 0000950123-11-017991.

1(a)(9)	Certificate dated August 4, 2011 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding establishment and designation of Class R6 shares relating to John Hancock Balanced Fund, John Hancock Global Opportunities Fund, John Hancock Large Cap Equity Fund, John Hancock Small Cap Intrinsic Value Fund and John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(a).9 to post-effective amendment no. 117 filed on August 30, 2011, accession number 0000950123-11-081283.

1(a)(10)	Certificate dated January 20, 2012 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding establishment and designation of Class R2 shares relating to John Hancock Balanced Fund, John Hancock Global Opportunities Fund and John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(a).10 to post-effective amendment no. 119 filed on February 28, 2012, accession number 0000950123-12-003596.

1(a)(11)	Certificate dated January 18, 2013 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding abolition of Class R6 shares relating to John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(a).11 to post-effective amendment no. 121 filed on February 27, 2013, accession number 0000950123-13-001354.

1(a)(12)	Certificate dated December 18, 2013 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding establishment and designation of Class A, Class I and Class NAV shares relating to John Hancock Small Cap Core Fund, Class A, Class I, Class NAV and Class R6 shares relating to John Hancock Enduring Equity Fund and Class A, Class I, Class NAV and Class R6 shares relating to John Hancock Seaport Fund. – previously filed as exhibit 99.(a).12 to post-effective amendment no. 126 filed on December 19, 2013, accession number 0001133228-13-005026.

1(a)(13)	Certificate dated May 7, 2014 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding establishment and designation of Class C shares relating to John Hancock Enduring Equity Fund and Class C shares relating to John Hancock Seaport Fund. – previously filed as exhibit 99.(a).13 to post-effective amendment no. 131 filed on May 12, 2014, accession number 0001133228-14-001677.

1(a)(14)	Certificate dated June 25, 2014 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding establishment and designation of Class A, Class C, Class I, Class NAV, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares relating to John Hancock Disciplined Value International Fund and Class A, Class C, Class I, Class NAV, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares relating to John Hancock Value Equity Fund. – previously filed as exhibit 99.(a).14 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

1(a)(15)	Certificate dated March 12, 2015 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding establishment and designation of Class A, Class C, Class I, Class NAV, Class R2, Class R4 and Class R6 shares relating to John Hancock Emerging Markets Equity Fund. – previously filed as exhibit 99.(a).15 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

1(a)(16)	Certificate dated June 25, 2015 to the Amended and Restated Declaration of Trust dated March 8, 2005 regarding establishment and designation of Class A, Class C, Class I, Class NAV, Class R2, Class R4 and Class R6 shares relating to John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(a).16 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

2(a)	Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b) to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

2(a)(1)	Amendment dated March 11, 2008 to the Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b).1 to post-effective amendment no. 111 filed on February 27, 2009, accession number 0000950135-09-001332.

2(a)(2)	Amendment dated June 9, 2009 to the Amended and Restated By-Laws dated March 8, 2005. – previously filed as exhibit 99.(b).2 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

2(a)(3)	Amendment dated August 31, 2010 to the Amended and Restated By-Laws dated

March 8, 2005. – previously filed as exhibit 99.(b).4 to post-effective amendment no. 115 filed on February 25, 2011, accession number 0000950123-11-017991.

3	Not Applicable.

4	Form of Agreement and Plan of Reorganization – previously filed as exhibit 4 to the registration statement on Form N-14 filed on September 23, 2015, accession number 0001133228-15-004886.

5	See Exhibits 1 and 2.

6(a)	Investment Management Contract dated December 22, 1994 (the “Investment Management Contract”) between the Registrant and John Hancock Advisers, LLC (formerly, John Hancock Advisers, Inc.) relating to John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(5).(a) to post-effective amendment no. 73 filed on May 10, 1995, accession number 0000950135-95-001122.

6(a)(1)	Amendment dated July 1, 2005 to Investment Management Contract. – previously filed as exhibit 99.(d).4 to post-effective amendment no. 99 filed on March 1, 2006, accession number 0001010521-06-000157.

6(a)(2)	Advisory Agreement dated July 1, 2009 (“Advisory Agreement”) between the Registrant and John Hancock Advisers, LLC relating to John Hancock Balanced Fund, John Hancock Global Opportunities Fund, John Hancock Small Cap Intrinsic Value Fund and John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(d).2 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

6(a)(3)	Amendment dated as of June 1, 2012 to the Advisory Agreement relating to John Hancock Small Cap Intrinsic Value Fund. – previously filed as exhibit 99.(d).3 to post-effective amendment no. 126 filed on February 26, 2014, accession number 0001133228-14-000824.

6(a)(4)	Amendment dated as of July 1, 2013 to the Advisory Agreement relating to John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(d).4 to post-effective amendment no. 126 filed on February 26, 2014, accession number 0001133228-14-000824.

6(a)(5)	Amendment dated as of December 18, 2013 to the Advisory Agreement relating to John Hancock Small Cap Core Fund, John Hancock Enduring Equity Fund and John Hancock Seaport Fund. – previously filed as exhibit 99.(d).3 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

6(a)(6)	Amendment dated as of June 25, 2014 to the Advisory Agreement relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity

Fund. – previously filed as exhibit 99.(d).6 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

6(a)(7)	Amendment dated as of March 12, 2015 to the Advisory Agreement relating to John Hancock Emerging Markets Equity Fund. – previously filed as exhibit 99.(d).7 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

6(a)(8)	Amendment dated as of June 25, 2015 to the Advisory Agreement relating to John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(d).8 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

6(a)(9)	Sub-Advisory Agreement dated December 31, 2005 (“JHAM Sub-Advisory Agreement”) among the Registrant, John Hancock Advisers, LLC, and Sovereign Asset Management LLC relating to John Hancock Balanced Fund, John Hancock Global Opportunities Fund (formerly, John Hancock Large Cap Intrinsic Value Fund), John Hancock Large Cap Equity Fund, John Hancock Small Cap Intrinsic Value Fund and John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(d).8 to post-effective amendment no. 100 filed on February 14, 2007, accession number 0001010521-07-000179.

6(a)(10)	Amendment dated June 28, 2007 to the JHAM Sub-Advisory Agreement relating to John Hancock Global Opportunities Fund (formerly, John Hancock Large Cap Intrinsic Value Fund). – previously filed as exhibit 99.(d).9 to post-effective amendment no. 107 filed on April 25, 2008, accession number 0000950135-08-002850.

6(a)(11)	Amendment dated as of June 1, 2012 to the JHAM Sub-Advisory Agreement relating to John Hancock Small Cap Intrinsic Value Fund. – previously filed as exhibit 99.(d).8 to post-effective amendment no. 126 filed on February 26, 2014, accession number 0001133228-14-000824.

6(a)(12)	Amendment dated as of May 17, 2013 to the JHAM Sub-Advisory Agreement relating to John Hancock Balanced Fund, John Hancock Global Opportunities Fund, John Hancock Large Cap Equity Fund, John Hancock Small Cap Intrinsic Value Fund and John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(d).9 to post-effective amendment no. 126 filed on February 26, 2014, accession number 0001133228-14-000824.

6(a)(13)	Amendment dated as of July 1, 2013 to the JHAM Sub-Advisory Agreement relating to John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(d).10 to post-effective amendment no. 126 filed on February 26, 2014, accession number 0001133228-14-000824.

6(a)(14)	Amendment dated as of December 18, 2013 to the JHAM Sub-Advisory Agreement

relating to John Hancock Small Cap Core Fund. – previously filed as exhibit 99.(d).6 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

6(a)(15)	Sub-Advisory Agreement dated as of December 18, 2013 between John Hancock Advisers, LLC and Wellington Management Company LLP relating to John Hancock Enduring Equity Fund and John Hancock Seaport Fund. – previously filed as exhibit 99.(d).7 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

6(a)(16)	Sub-Advisory Agreement dated as of June 25, 2014 between John Hancock Advisers, LLC and Barrow, Hanley, Mewhinney & Strauss, LLC relating to John Hancock Value Equity Fund. – previously filed as exhibit 99.(d).14 to post-effective amendment no. 135 filed on December 23, 2014, accession number 0001133228-14-004945.

6(a)(17)	Sub-Advisory Agreement dated as of June 25, 2014 between John Hancock Advisers, LLC and Robeco Investment Management, Inc. relating to John Hancock Disciplined Value International Fund. – previously filed as exhibit 99.(d).15 to post-effective amendment no. 135 filed on December 23, 2014, accession number 0001133228-14-004945.

6(a)(18)	Amendment dated as of March 12, 2015 to the JHAM Sub-Advisory Agreement relating to John Hancock Emerging Markets Equity Fund. – previously filed as exhibit 99.(d).17 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

6(a)(19)	Sub-Advisory Agreement dated as of June 25, 2015 between John Hancock Advisers, LLC and Standard Life Investments (Corporate Funds) Limited relating to John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(d).20 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

7(a)	Distribution Agreement dated December 22, 1994 (“Distribution Agreement”) between John Hancock Broker Distribution Services, Inc. (currently known as John Hancock Funds, LLC) and the Registrant. – previously filed as exhibit 99.(e) to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

7(a)(1)	Amendment dated December 2, 1996 to Distribution Agreement between the Registrant and John Hancock Funds, LLC relating to John Hancock Sovereign Balanced Fund and John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.B6.3 to post-effective amendment no. 78 filed on February 27, 1997, accession number 0001010521-97-000228.

7(a)(2)	Amendment dated February 28, 2005 to Distribution Agreement between the

Registrant and John Hancock Funds, LLC relating to John Hancock Large Cap Intrinsic Value Fund. – previously filed as exhibit 99.(e).5 to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

7(a)(3)	Amendment dated February 28, 2005 to Distribution Agreement between the Registrant and John Hancock Funds, LLC relating to John Hancock Small Cap Intrinsic Value Fund. – previously filed as exhibit 99.(e).4 to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

7(a)(4)	Amendment dated as of December 18, 2013 to Distribution Agreement between the Registrant and John Hancock Funds, LLC relating to John Hancock Small Cap Core Fund, John Hancock Enduring Equity Fund and John Hancock Seaport Fund. – previously filed as exhibit 99.(e).4 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

7(a)(5)	Amendment dated June 25, 2014 to Distribution Agreement between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. – previously filed as exhibit 99.(e).5 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

7(a)(6)	Amendment dated March 12, 2015 to Distribution Agreement between the Registrant and John Hancock Funds, LLC relating to John Hancock Emerging Markets Equity Fund. – previously filed as exhibit 99.(e).16 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

7(a)(7)	Amendment dated June 25, 2015 to Distribution Agreement between the Registrant and John Hancock Funds, LLC relating to John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(e).7 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

8	Not Applicable.

9(a)	Master Custodian Agreement dated September 10, 2008 among John Hancock Mutual Funds and State Street Bank and Trust Company. – previously filed as exhibit 99.(g).1 to post-effective amendment no. 111 filed on February 27, 2009, accession number 0000950135-09-001332.

9(a)(1)	Master Global Custodial Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citibank. N.A. – previously filed as exhibit 99.(g).1 to post-effective amendment no. 142 filed on June 15, 2015, accession number 0001133228-15-002717.

10(a)	Class A Distribution Plan dated December 22, 1994 between the Registrant and John Hancock Funds, LLC relating to John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.15A to post-effective amendment no. 73, filed on May 10, 1995, accession number 0000950135-95-001122.

10(a)(1)	Class B Distribution Plan dated December 22, 1994 between the Registrant and John Hancock Funds, LLC relating to John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.15B to post-effective amendment no. 73, filed on May 10, 1995, accession number 0000950135-95-001122.

10(a)(2)	Class B Distribution Plan dated December 2, 1996 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund. – previously filed as exhibit 99.B15.5 to post-effective amendment no. 78, filed on February 27, 1997, accession number 0001010521-97-000228.

10(a)(3)	Class C Distribution Plan dated May 1, 1998 between the Registrant and John Hancock Funds, LLC relating to John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(m).3 to post-effective amendment no. 129 filed on March 28, 2014, accession number 0001133228-14-001269.

10(a)(4)	Class C Distribution Plan dated May 1, 1999 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund. – previously filed as exhibit 99.(m).3 to post-effective amendment no. 82, filed on July 15, 1998, accession number 0001010521-98-000292.

10(a)(5)	Class A Distribution Plan dated February 28, 2005 between the Registrant and John Hancock Funds, LLC relating to John Hancock Global Opportunities Fund. – previously filed as exhibit 99.(m).7 to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

10(a)(6)	Class B Distribution Plan dated February 28, 2005 between the Registrant and John Hancock Funds, LLC relating to John Hancock Global Opportunities Fund. – previously filed as exhibit 99.(m).7 to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

10(a)(7)	Class C Distribution Plan dated February 28, 2005 between the Registrant and John Hancock Funds, LLC relating to John Hancock Global Opportunities Fund. – previously filed as exhibit 99.(m).7 to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

10(a)(8)	Class A Distribution Plan dated February 28, 2005 between the Registrant and John Hancock Funds, LLC relating to John Hancock Small Cap Intrinsic Value Fund. – previously filed as exhibit 99.(m).8 to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

10(a)(9)	Class B Distribution Plan dated February 28, 2005 between the Registrant and John

Hancock Funds, LLC relating to John Hancock Small Cap Intrinsic Value Fund. – previously filed as exhibit 99.(m).8 to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

10(a)(10)	Class C Distribution Plan dated February 28, 2005 between the Registrant and John Hancock Funds, LLC relating to John Hancock Small Cap Intrinsic Value Fund. – previously filed as exhibit 99.(m).8 to post-effective amendment no. 98 filed on May 2, 2005, accession number 0001010521-05-000151.

10(a)(11)	Class R1 Service Plan dated May 1, 2009 between the Registrant and John Hancock Funds, LLC. – previously filed as exhibit 99.(m).3 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

10(a)(12)	Class R3 Service Plan dated May 1, 2009 between the Registrant and John Hancock Funds, LLC. – previously filed as exhibit 99.(m).3 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

10(a)(13)	Class R4 Service Plan dated May 1, 2009 between the Registrant and John Hancock Funds, LLC. – previously filed as exhibit 99.(m).3 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

10(a)(14)	Class R5 Service Plan dated May 1, 2009 between the Registrant and John Hancock Funds, LLC. – previously filed as exhibit 99.(m).3 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

10(a)(15)	Class A Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund and John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(m).4 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

10(a)(16)	Amendment dated as of December 18, 2013 to Class A Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Small Cap Core Fund, John Hancock Enduring Equity Fund and John Hancock Seaport Fund. – previously filed as exhibit 99.(m).4 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

10(a)(17)	Amendment dated as of June 25, 2014 to Class A Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. – previously filed as exhibit 99.(m).17 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

10(a)(18)	Amendment dated as of March 12, 2015 to Class A Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Emerging Markets Equity Fund. – previously filed as exhibit 99.(m).18 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

10(a)(19)	Amendment dated as of June 25, 2015 to Class A Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(m).19 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

10(a)(20)	Class B Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(m).5 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

10(a)(21)	Class C Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(m).5 to post-effective amendment no. 113 filed on December 17, 2009, accession number 0000950123-09-071584.

10(a)(22)	Amendment dated as of March 13, 2014 to Class C Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Enduring Equity Fund and John Hancock Seaport Fund. – previously filed as exhibit 99.(a).20 to post-effective amendment no. 131 filed on May 12, 2014, accession number 0001133228-14-001677.

10(a)(23)	Amendment dated as of June 25, 2014 to Class C Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. – previously filed as exhibit 99.(m).21 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

10(a)(24)	Amendment dated as of March 12, 2015 to Class C Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Emerging Markets Equity Fund. – previously filed as exhibit 99.(m).23 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

10(a)(25)	Amendment dated as of June 25, 2015 to Class C Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(m).26 to post-effective amendment no. 146 filed on September 21, 2015, accession number

0001133228-15-004801.

10(a)(26)	Class R1 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund, John Hancock Large Cap Equity Fund, and John Hancock Sovereign Investors Fund. – previously filed as exhibit 99.(m).21 to post-effective amendment no. 129 filed on March 28, 2014, accession number 0001133228-14-001269.

10(a)(27)	Amendment dated as of June 25, 2014 to Class R1 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. – previously filed as exhibit 99.(m).23 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

10(a)(28)	Class R3 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund and John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(m).23 to post-effective amendment no. 129 filed on March 28, 2014, accession number 0001133228-14-001269.

10(a)(29)	Amendment dated as of June 25, 2014 to Class R3 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. - previously filed as exhibit 99.(m).25 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

10(a)(30)	Class R4 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund and John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(m).25 to post-effective amendment no. 129 filed on March 28, 2014, accession number 0001133228-14-001269.

10(a)(31)	Amendment dated as of June 25, 2014 to Class R4 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. - previously filed as exhibit 99.(m).27 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

10(a)(32)	Amendment dated as of March 12, 2015 to Class R4 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Emerging Markets Equity Fund. – previously filed as exhibit 99.(m).30 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

10(a)(33)	Amendment dated as of June 25, 2015 to Class R4 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John

Hancock Global Real Estate Fund. – previously filed as exhibit 99.(m).35 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

10(a)(34)	Class R5 Distribution Plan dated July 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund and John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(m).27 to post-effective amendment no. 129 filed on March 28, 2014, accession number 0001133228-14-001269.

10(a)(35)	Amendment dated as of June 25, 2014 to Class R5 Distribution Plan dated May 1, 2009 between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. - previously filed as exhibit 99.(m).29 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

10(a)(36)	Class R2 Distribution Plan dated December 6, 2011 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund, John Hancock Global Opportunities Fund and John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(m).7 to post-effective amendment no. 119 filed on February 28, 2012, accession number 0000950123-12-003596.

10(a)(37)	Amendment dated as of June 25, 2014 to Class R2 Distribution Plan dated December 6, 2011 between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. - previously filed as exhibit 99.(m).31 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

10(a)(38)	Amendment dated as of March 12, 2015 to Class R2 Distribution Plan dated December 6, 2011 between the Registrant and John Hancock Funds, LLC relating John Hancock Emerging Markets Equity Fund. - previously filed as exhibit 99.(m).35 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

10(a)(39)	Amendment dated as of June 25, 2015 to Class R2 Distribution Plan dated December 6, 2011 between the Registrant and John Hancock Funds, LLC relating John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(m).42 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

10(a)(40)	Class R2 Service Plan dated December 6, 2011 between the Registrant and John Hancock Funds, LLC relating to John Hancock Balanced Fund, John Hancock Global Opportunities Fund and John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(m).8 to post-effective amendment no. 119 filed on February 28, 2012, accession number 0000950123-12-003596.

10(a)(41)	Amendment dated as of June 25, 2014 to Class R2 Service Plan dated December 6, 2011 between the Registrant and John Hancock Funds, LLC relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. - previously filed as exhibit 99.(a).33 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

10(a)(42)	Amendment dated as of March 12, 2015 to Class R2 Service Plan dated December 6, 2011 between the Registrant and John Hancock Funds, LLC relating John Hancock Emerging Markets Equity Fund. - previously filed as exhibit 99.(m).38 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

10(a)(43)	Amendment dated as of June 25, 2015 to Class R2 Service Plan dated December 6, 2011 between the Registrant and John Hancock Funds, LLC relating John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(m).47 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

10(a)(44)	Rule 12b-1 Fee Waiver Letter Agreement dated June 25, 2015 between the Registrant and John Hancock Funds, LLC. – previously filed as exhibit 99.(m).49 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

10(a)(45)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated December 17, 2014 (“18f-3 Plan”), for certain John Hancock Mutual Funds advised by John Hancock Advisers, LLC. – previously filed as exhibit 99.(n) to post-effective amendment no. 139 filed on February 25, 2015, accession number 0001133228-15-000548.

11	Opinion and Consent of Ropes & Gray LLP regarding legality of issuance of shares and other matters – previously filed as exhibit 11 to the registration statement on Form N-14 filed on September 23, 2015, accession number 0001133228-15-004886.

12	Form of Opinion of Ropes & Gray LLP on tax matters – To be filed by amendment.

13(a)	Accounting and Legal Services Agreement dated January 1, 1996 between John Hancock Mutual Funds and John Hancock Advisers, LLC relating to John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(h).6 to post-effective amendment no. 99 filed on March 1, 2006, accession number 0001010521-06-000157.

13(a)(1)	Class A Service Agreement dated February 1, 2000 among Charles Schwab & Co., Inc., the Distributor, and John Hancock Signature Services, Inc. relating to John Hancock Large Cap Value Fund. – previously filed as exhibit 99.(h).2 to post-

effective amendment no. 87 filed on December 22, 2000, accession number 0001010521-00-000496.

13(a)(2)	Amendment dated March 8, 2005 to Accounting and Legal Services Agreement dated January 1, 1996 relating to John Hancock Large Cap Equity Fund. – previously filed as exhibit 99.(h).7 to post-effective amendment no. 99 filed on March 1, 2006, accession number 0001010521-06-000157.

13(a)(3)	Amended and Restated Transfer Agency and Service Agreement dated July 1, 2013 (“Restated Transfer Agency Agreement”) between John Hancock Mutual Funds advised by John Hancock Advisers, LLC and John Hancock Signature Services, Inc. – previously filed as exhibit 99.(h).5 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

13(a)(4)	Amendment dated October 1, 2013 to the Restated Transfer Agency Agreement. – previously filed as exhibit 99.(h).6 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

13(a)(5)	Amendment dated as of December 18, 2013 to the Restated Transfer Agency Agreement relating to John Hancock Small Cap Core Fund, John Hancock Enduring Equity Fund and John Hancock Seaport Fund. – previously filed as exhibit 99.(h).7 to post-effective amendment no. 124 filed on December 19, 2013, accession number 0001133228-13-005026.

13(a)(6)	Amendment dated as of June 25, 2014 to the Restated Transfer Agency Agreement relating to John Hancock Disciplined Value International Fund and John Hancock Value Equity Fund. - previously filed as exhibit 99.(h).6 to post-effective amendment no. 133 filed on June 26, 2014, accession number 0001133228-14-002058.

13(a)(7)	Amendment dated as of March 12, 2015 to the Restated Transfer Agency Agreement relating to John Hancock Emerging Markets Equity Fund. – previously filed as exhibit 99.(h).7 to post-effective amendment no. 141 filed on March 31, 2015, accession number 0001133228-15-001519.

13(a)(8)	Amendment dated as of June 25, 2015 to the Amended and Restated Transfer Agency Agreement relating to John Hancock Global Real Estate Fund. – previously filed as exhibit 99.(h).8 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

13(a)(9)	Amended and Restated Service Agreement dated June 25, 2014 between John Hancock Advisers, LLC and John Hancock Mutual Funds. – previously filed as exhibit 99.(h).7 to post-effective amendment no. 139 filed on February 25, 2015, accession number 0001133228-15-000548.

13(a)(10)	Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and

Citi Fund Services Ohio, Inc. – previously filed as exhibit 99.(h).10 to post-effective amendment no. 142 filed on June 15, 2015, accession number 0001133228-15-002717.

13(a)(11)	Amendment dated February 1, 2015 to Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. – previously filed as exhibit 99.(h).11 to post-effective amendment no. 142 filed on June 15, 2015, accession number 0001133228-15-002717.

13(a)(12)	Amended and Restated Expense Limitation Agreement and Voluntary Expense Limitation Notice dated June 25, 2015 by and between the Registrant and John Hancock Advisers, LLC. – previously filed as exhibit 99.(h).13 to post-effective amendment no. 146 filed on September 21, 2015, accession number 0001133228-15-004801.

13(a)(13)

Agreement to Waive Advisory Fees and Reimburse Expenses dated January 2, 2015 between John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC and the Trust. — previously filed as exhibit 99.(h).9 to post-effective amendment no. 139 filed on February 25, 2015, accession number 0001133228-15-000548.

14	Consent of PricewaterhouseCoopers LLP – FILED HEREWITH.

15	Not Applicable.

16	Power of Attorney for all Trustees — previously filed as exhibit 16 to the registration statement on Form N-14 filed on September 23, 2015, accession number 0001133228-15-004886.

17	Forms of Proxy Card — previously filed as exhibit 17 to the registration statement on Form N-14 filed on September 23, 2015, accession number 0001133228-15-004886.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that a final form of the Opinion and Consent of Ropes & Gray LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 30th day of October, 2015.

JOHN HANCOCK INVESTMENT TRUST

By:	/s/ Andrew G. Arnott
Name: Andrew G. Arnott
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	October 30, 2015
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	October 30, 2015
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	October 30, 2015
Charles L. Bardelis

/s/ James R. Boyle*	Trustee	October 30, 2015
James R. Boyle

/s/ Craig Bromley*	Trustee	October 30, 2015
Craig Bromley

/s/ Peter S. Burgess *	Trustee	October 30, 2015
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	October 30, 2015
William H. Cunningham

/s/ Grace K. Fey *	Trustee	October 30, 2015
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	October 30, 2015
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	October 30, 2015
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	October 30, 2015
Hassell H. McClellan

/s/ James M. Oates *	Trustee	October 30, 2015
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	October 30, 2015
Steven R. Pruchansky

Signature	Title	Date

/s/ Gregory A. Russo*	Trustee	October 30, 2015
Gregory R. Russo

/s/ Warren A. Thomson*	Trustee	October 30, 2015
Warren A. Thomson

*By:	/s/ Thomas Dee
Thomas Dee, Attorney-In-Fact,
*Pursuant to Power of Attorney Previously filed with the Registrant’s
Registration Statement filed on Form N-14 on September 23, 2015.

JOHN HANCOCK INVESTMENT TRUST
Index to Exhibits

Exhibit Number	Description of Exhibit
14	Consent of PricewaterhouseCoopers LLP.